Goodwill and intangible assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite Lived Intangible Assets [Line Items]
Cost	$ 25,077	$ 23,162
Accumulated Amortization	(6,247)	(4,644)
NBV	18,830	18,518
Amortization Schedule
2014	3,324
2015	1,505
2016	1,380
2017	988
2018	988
Thereafter	10,645
Below Market Acquired Time Charter
Finite Lived Intangible Assets [Line Items]
Cost	1,915	0
Accumulated Amortization	(94)	0
NBV	1,821	0
Amortization Schedule
2014	1,821
2015	0
2016	0
2017	0
2018	0
Thereafter	0
Concession Agreements
Finite Lived Intangible Assets [Line Items]
Cost	19,797	19,797
Accumulated Amortization	(4,214)	(3,222)
NBV	15,583	16,575
Amortization Schedule
2014	986
2015	988
2016	988
2017	988
2018	988
Thereafter	10,645
Non-compete covenant
Finite Lived Intangible Assets [Line Items]
Cost	3,365	3,365
Accumulated Amortization	(1,939)	(1,422)
NBV	1,426	1,943
Amortization Schedule
2014	517
2015	517
2016	392
2017	0
2018	0
Thereafter	$ 0